Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 67.0	$ 167.5
Restricted cash and cash equivalents	5.0	3.2
Restricted cash and cash equivalents - Asbestos	22.0	60.2
Restricted short-term investments - Asbestos		0.1
Accounts and other receivables, net of allowance for doubtful accounts of US$0.8 million and US$1.0 million as of 31 March 2015 and 31 March 2014, respectively	133.3	139.2
Inventories	218.0	186.5
Prepaid expenses and other current assets	24.3	32.0
Insurance receivable - Asbestos	16.7	28.0
Workers' compensation - Asbestos	4.5	4.3
Deferred income taxes	17.3	21.6
Deferred income taxes - Asbestos	15.9	16.5
Total current assets	524.0	659.1
Restricted cash and cash equivalents		1.8
Property, plant and equipment, net	880.1	702.8
Insurance receivable - Asbestos	161.9	198.1
Workers' compensation - Asbestos	45.5	47.6
Deferred income taxes	12.9	11.7
Deferred income taxes - Asbestos	389.3	455.2
Other assets	30.8	27.7
Total assets	2,044.5	2,104.0
Current liabilities:
Accounts payable and accrued liabilities	149.6	142.0
Short-term debt - Asbestos	13.6	47.0
Dividends payable		124.6
Accrued payroll and employee benefits	60.6	55.4
Accrued product warranties	8.9	7.7
Income taxes payable	1.8	5.4
Asbestos liability	131.6	134.5
Workers' compensation - Asbestos	4.5	4.3
Other liabilities	7.3	20.4
Total current liabilities	377.9	541.3
Long-term debt	397.5
Deferred income taxes	88.9	93.0
Accrued product warranties	26.3	23.7
Asbestos liability	1,290.0	1,571.7
Workers' compensation - Asbestos	45.5	47.6
Other liabilities	21.0	25.7
Total liabilities	2,247.1	2,303.0
Commitments and contingencies (Note 13)
Shareholders' equity:
Common stock, Euro 0.59 par value, 2.0 billion shares authorised; 445,680,673 shares issued at 31 March 2015 and 445,033,502 shares issued at 31 March 2014	231.2	230.6
Additional paid-in capital	153.2	139.7
Accumulated deficit	(586.6)	(602.4)
Accumulated other comprehensive (loss) income	(0.4)	33.1
Total shareholders' deficit	(202.6)	(199.0)
Total liabilities and shareholders' deficit	$ 2,044.5	$ 2,104.0